Other Assets - Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets:
Lease receivable, net	$ 22	$ 36	$ 13
Stock issuance costs	47	72
Deferred acquisition costs		72	32
Prepaid expenses	5,857	679	189
Interest receivable	729
Deferred transaction costs		5,892
Total Other Current Assets	6,655	6,679	234
Other Assets:
Lease receivable, net	16	16	38
Stock issuance costs	72	48
Deferred acquisition costs		48	50
Security deposits	3,249	235	255
Total Other Assets	$ 3,337	$ 299	$ 343